SCHEDULE OF FUTURE CONTRACTUAL PAYMENT (Details) - 2025 Convertible Note [Member]	Dec. 31, 2025 USD ($)
Short-Term Debt [Line Items]
2026	$ 2,246,400
2027	2,745,600
Total	$ 4,992,000